Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating income
Gains on sales of intangible assets and PP&E	kr 47	kr 423	kr 363
Gains on sales of investments and operations	324	219	1
Other operating revenues	783	1,345	1,204
Total other operating income	1,154	1,987	1,568
Other operating expenses
Losses on sales of intangible assets and PP&E	(74)	(509)	(158)
Losses on sales of investments and operations	(130)	(96)	(50)
Write-down of goodwill	(12,966)
Other operating expenses	(116)	(978)	(1,207)
Total other operating expenses	kr (13,286)	kr (1,583)	kr (1,415)